Staff expenses	12 Months Ended
Dec. 31, 2020
Staff expenses [abstract]
Staff expenses

27 Staff Expenses

Staff expenses
	2020	2019	2018
Salaries	3,751	3,572	3,287
Pension costs and other staff-related benefit costs	395	366	385
Social security costs	538	530	509
Share-based compensation arrangements	19	41	49
External employees	881	974	901
Education	43	64	87
Other staff costs	186	208	202
	5,812	5,755	5,420

Share-based compensation arrangements include EUR 17 million (2019: EUR 38 million; 2018: EUR 46 million) relating to equity-settled share-based payment arrangements and EUR 2 million (2019: EUR 3 million; 2018: EUR 3 million) relating to cash-settled share-based payment arrangements.

Number of employees
	Netherlands			Rest of the world			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Total average numberof internal employees at full time equivalent basis	15,201	14,415	13,600	40,701	39,016	38,633	55,901	53,431	52,233

Remuneration of senior management, Executive Board and Supervisory Board

Reference is made to Note 49 ‘Related parties’.

Stock option and share plans

ING Groep N.V. has granted option rights on ING Groep N.V. shares and conditional rights on shares to a number of senior executives (members of the Executive Board, general managers and other officers nominated by the Executive Board), and to a considerable number of employees of ING Group. The purpose of the option and share schemes, apart from promoting a lasting growth of ING Group, is to attract, retain and motivate senior executives and staff.

ING grants various types of share awards, namely deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan (LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Additionally, a condition before vesting is applied to performance shares until 2018. As of 2019, this performance condition is no longer applicable. Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies. ING has the authority to apply a holdback to awarded but unvested shares and a clawback to vested shares.

In addition to the LSPP share awards, ING paid a number of senior employees fixed shares. The number of shares were determined each month from a cash value that forms part of the employee fixed remuneration. The shares were immediately vested to the employee, but had a minimum holding requirement of two years before the employee can dispose of the shares. The fixed shares are not subject to holdback or clawback.

The share awards granted in 2020 relate to the performance year 2019. In 2020, 63,837 share awards (2019: 0; 2018:31,743) were granted to the members of the Executive Board of ING Groep N.V., and 122,338 share awards (2019: 2,837; 2018: 80,036) were granted to the Management Board Banking. To senior management and other employees 3,678,776 share awards (2019: 2,167,817; 2018: 3,989,214) were granted.

In 2010, the Group Executive Board decided not to continue the option scheme as from 2011. The existing option schemes have run off during the year as the option rights have expired.

The obligations with regard to share plans are funded by newly issued shares at the discretion of ING Group.

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2020	2019	2018	2020	2019	2018
Opening balance	3,857,048	5,854,999	7,222,279	11.14	11.62	11.46
Granted	3,864,951	2,170,654	4,100,993	5.12	10.04	12.50
Performance effect			341,623		11.12	11.65
Vested	-3,690,340	-3,945,020	-5,565,093	9.01	11.23	12.05
Forfeited	-153,440	-223,585	-244,803	8.55	11.39	11.52
Closing balance	3,878,219	3,857,048	5,854,999	7.25	11.14	11.62

As at 31 December 2020 the share awards consists of 3,326,457 share awards (2019: 3,346,004; 2018: 5,211,339) relating to equity-settled share-based payment arrangements and 551,762 share awards (2019: 511,044; 2018: 643,660) relating to cash-settled share-based payment arrangements.

The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current stock prices, expected volatilities and the dividend yield of ING shares.

As at 31 December 2020, total unrecognised compensation costs related to share awards amount to EUR 10 million (2019: EUR 15 million; 2018: EUR 29 million). These costs are expected to be recognised over a weighted average period of 1.6 years (2019: 1.4 years; 2018: 1.4 years).

Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2020	2019	2018	2020	2019	2018
Opening balance	2,356,343	5,123,853	15,141,980	7.35	5.69	12.36
Exercised	-679,471	-2,186,316	-827,755	7.34	4.40	5.91
Forfeited	-2,490	-45,852	-89,816	7.35	7.01	8.09
Expired	-1,674,382	-535,342	-9,100,556	7.36	3.51	16.75
Closing balance	0	2,356,343	5,123,853		7.35	5.69

The weighted average share price at the date of exercise for options exercised during 2020 is EUR 5.73 (2019: EUR 10.89; 2018: 13.65). All option rights are vested.